Carrying Value and Estimated Market Value of Our Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		$ 323,342
9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	294,031	293,559
8.25% Senior Notes Due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	556,631
Significant other observable inputs (Level 2) | Carrying value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	1,250,662	1,016,901
Significant other observable inputs (Level 2) | Carrying value | 8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		323,342
Significant other observable inputs (Level 2) | Carrying value | 9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	294,031	293,559
Significant other observable inputs (Level 2) | Carrying value | 8.25% Senior Notes Due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	400,000	400,000
Significant other observable inputs (Level 2) | Carrying value | 7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	556,631
Significant other observable inputs (Level 2) | Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	1,350,000	1,051,525
Significant other observable inputs (Level 2) | Estimated fair value | 8.875% Senior Notes due 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes		326,625
Significant other observable inputs (Level 2) | Estimated fair value | 9.875% Senior Notes due 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	341,250	322,500
Significant other observable inputs (Level 2) | Estimated fair value | 8.25% Senior Notes Due 2021
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	434,000	402,400
Significant other observable inputs (Level 2) | Estimated fair value | 7.625% Senior Notes due 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior Notes	$ 574,750